Selling Expenses - Summary Of Selling Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of selling expenses [line items]
Depreciation and amortisation	€ 8,356	€ 7,895	€ 10,144
Commissions to sales representatives	7,318	7,503	5,403
Advertising expenses	6,193	5,576	4,837
Covid-19 rent concessions	(635)	(1,515)	(1,799)
Total	124,924	121,631	84,518
Selling expenses [member]
Disclosure of selling expenses [line items]
Shipping and handling costs	55,912	54,672	28,749
Labour costs	24,615	24,241	20,077
Depreciation and amortisation	11,832	11,819	12,441
Customs duties	7,929	10,614	6,958
Commissions to sales representatives	7,318	7,503	5,403
Advertising expenses	6,193	5,576	4,837
Utilities	3,675	2,668	2,149
Fairs	1,050	807	591
Other insurance costs	1,034	946	843
Impairment of non-financial assets	890	1,188	2,450
Leases	785	607	483
Promotions	661	655	409
Advisory services	611	546	284
Insurance costs on trade receivables	567	347	578
Samples	546	687	582
COVID-19 government grants		(299)	(1,534)
Covid-19 rent concessions	(635)	(1,515)	(1,799)
Other	1,941	569	1,017
Total	€ 124,924	€ 121,631	€ 84,518